Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

*Due from related parties

The due from related parties balance of $543,594 represents the receivable from Mr. Lirong Wang, the CEO and Chairman of the Company, which includes payable balance of $1,407,557 and receivable balance of $1,951,151.

The payable balance of $1,407,557 represents the amount paid to the Company by Mr. Lirong Wang. For the six months ended June 30, 2021, the Company borrowed $2,395,252 from Mr. Lirong Wang, and repaid $1,783,417.

For the six months ended June 30, 2020, the Company borrowed $2,362,432 from Mr. Lirong Wang, and repaid $2,933,416.

The receivable balance of $1,645,489 related to the sold Land use right and Fixed assets for the repayment of debts to Shanghai Zhongta Construction and Engineering Co., Ltd. The Company has not received the repayment amount as of December 31, 2020, and recorded as receivable from Mr. Lirong Wang.

*Due to related parties

Outstanding balance due to Ms. Xueying Sheng and Mr. Guohua Lin below are advances to the Company as working capital. These advances are due on demand, non-interest bearing, and unsecured, unless further disclosed.

	June 30,	December 31,
	2021	2020	Relationship
Ms. Xueying Sheng	104,091	97,587	Controller/Accounting Manager of the Company
Mr. Guohua Lin	58,403	55,783	Senior management / One of the Company’s shareholders
Total	162,494	153,370

For the six months ended June 30, 2021, the Company borrowed $6,939 from Mr. Guohua Lin, and repaid $4,318. For the six months ended June 30, 2020, the Company borrowed $7,556 from Mr. Guohua Lin, and repaid $1,220.

For the six months ended June 30, 2021, the Company borrowed $9,518 from Ms. Xueying Sheng and repaid $3,014. For the six months ended June 30, 2020, the Company borrowed $30,972 from Ms. Xueying Sheng and repaid $21,950.

NOTE 11 – RELATED PARTY TRANSACTIONS

*Due from related parties

The due from related parties balance of $1,155,429 represents the receivable from Mr. Lirong Wang, the CEO and Chairman of the Company, which includes payable balance of $445,661 and receivable balance of $1,601,090.

The payable balance of $445,661 represents the amount paid to the Company by Mr. Lirong Wang. For the year ended December 31, 2020, the Company borrowed $2,748,129 from Mr. Lirong Wang, and repaid $3,164,170.

The receivable balance of $1,601,090 related to the sold land use right and fixed assets for the repayment of debts to Agricultural Bank of China. The Company has not received the repayment amount as of December 31, 2020, and recorded as receivable from Mr. Lirong Wang.

*Due to related parties

Outstanding balance due to Ms. Xueying Sheng and Mr. Guohua Lin below are advances to the Company as working capital. These advances are due on demand, non-interest bearing, and unsecured, unless further disclosed.

	December 31,	December 31,
	2020	2019	Relationship
Mr. Lirong Wang	-	861,702	The CEO and Chairman / Actual controlling person
Ms. Xueying Sheng	97,587	73,474	Controller/Accounting Manager of the Company
Mr. Guohua Lin	55,783	74,149	Senior management / One of the Company’s shareholders
Total	153,370	1,009,325

For the year ended December 31, 2019, the Company borrowed $3,950,414 from Mr. Lirong Wang, and repaid $4,272,035.

For the year ended December 31, 2020, the Company borrowed $53,694 from Mr. Guohua Lin, and repaid $29,581.  For the year ended December 31, 2019, the Company borrowed $237,041 from Mr. Guohua Lin, and repaid $165,455.

For the year ended December 31, 2020, the Company borrowed $71,158 from Ms. Xueying Sheng and repaid $89,524. For the year ended December 31, 2019, the Company borrowed $49,070 from Ms. Xueying Sheng and repaid $115,316.